Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Net (income) loss	$ (13,298)	$ 735	$ 3,708	$ (20,380)	$ (114,049)	$ (132,003)	$ (2,150)	$ (44,619)	$ (29,235)	$ (292,821)	$ (35,829)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments									(1,521)	(1,450)	6,194
Changes in derivative financial instruments									455	(1,918)	19
Total other comprehensive income (loss), net of tax									(1,066)	(3,368)	6,213
Total comprehensive loss									(30,301)	(296,189)	(29,616)
Less: Comprehensive income attributable to noncontrolling interest									(976)	(1,195)	(1,207)
Total comprehensive loss attributable to Willbros Group, Inc.									$ (31,277)	$ (297,384)	$ (30,823)